Changes in Liabilities arising from Financial Activities - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Reversed unsettled liabilities, contingent liabilities recognised in business combination	€ 1.4
Fixed Discount Rate [member] | Bottom of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	0.00%
Fixed Discount Rate [member] | Top of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	7.00%
Variable Discount Rate [member] | Bottom of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	13.00%
Variable Discount Rate [member] | Top of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	25.00%